Segment Information - Divisions	6 Months Ended
Jun. 30, 2018
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Segment Information - Divisions

3 SEGMENT INFORMATION - DIVISIONS

First Half	Beauty & Personal Care	Home Care	Foods & Refreshment	Total
Turnover (€ million)
2017	10,481	5,398	11,846	27,725
2018	10,084	5,048	11,220	26,352
Change (%)	(3.8)	(6.5)	(5.3)	(5.0)
Impact of:
Exchange rates (%)*	(10.2)	(10.0)	(7.3)	(8.9)
Acquisitions (%)	4.3	0.6	0.9	2.1
Disposals (%)	–	(0.2)	(0.4)	(0.2)
Underlying sales growth (%)	2.7	3.5	1.8	2.5

Price (%)*	(0.2)	0.3	0.6	0.2
Volume (%)	2.9	3.2	1.2	2.2

Operating profit (€ million)
2017	2,068	573	2,206	4,847
2018	2,037	638	1,799	4,474
Underlying operating profit (€ million)
2017	2,207	643	2,076	4,926
2018	2,201	633	2,078	4,912
Operating margin (%)
2017	19.7	10.6	18.6	17.5
2018	20.2	12.6	16.0	17.0
Underlying operating margin (%)
2017	21.1	11.9	17.5	17.8
2018	21.8	12.5	18.5	18.6

*	2018 underlying price growth in Venezuela has been excluded from the Price rows in the tables above, and an equal and opposite adjustment made in the Exchange rate rows.

The adjustment made at Total Group level in these tables in respect of 2018 price growth in Venezuela was 1.3% for the first half. Prior to this adjustment being made, first half price growth at Total Group level would have been 1.5% and exchange rate impact would have been (10.1)%. The corresponding adjustments for Foods & Refreshment was 3.1% for the first half. There is no adjustment in the other divisions.

Turnover growth is made up of distinct individual growth components namely underlying sales, currency impact, acquisitions and disposals. Turnover growth is arrived at by multiplying these individual components on a compounded basis as there is a currency impact on each of the other components. Accordingly, turnover growth is more than just the sum of the individual components.

Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.